SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Professional services	$ 1,337,588
Other	227,246
Total	$ 1,564,834
Reverse Recapitalization [Member]
Professional services		$ 976,301
Other		120,149
Total		$ 1,096,450